Quarterly Holdings Report
for
Strategic Advisers® Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2022
ASD-NPRT3-0422
1.934462.110
Nonconvertible Bonds - 22.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 0.9% 3/25/24	2,145,000	2,108,060
NBN Co. Ltd. 1.45% 5/5/26 (b)	1,765,000	1,682,624
NTT Finance Corp.:
0.373% 3/3/23 (b)	5,265,000	5,208,850
0.583% 3/1/24 (b)	2,184,000	2,121,280
SBA Tower Trust 3.448% 3/15/48 (b)	880,000	882,646
Verizon Communications, Inc.:
3 month U.S. LIBOR + 1.000% 1.2109% 3/16/22 (c)(d)	15,233,000	15,238,501
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.5491% 3/22/24 (c)(d)	2,563,000	2,569,501
0.85% 11/20/25	710,000	675,339
1.45% 3/20/26	1,155,000	1,115,633
2.625% 8/15/26	640,000	639,070
		32,241,504
Entertainment - 0.1%
The Walt Disney Co.:
1.75% 1/13/26	505,000	495,663
3% 9/15/22	4,273,000	4,318,426
		4,814,089
Interactive Media & Services - 0.0%
Baidu, Inc. 3.5% 11/28/22	780,000	789,025
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	3,670,000	3,696,853
4.908% 7/23/25	3,030,000	3,211,898
COX Communications, Inc.:
2.95% 6/30/23 (b)	1,950,000	1,974,708
3.15% 8/15/24 (b)	796,000	811,827
RELX Capital, Inc. 3.5% 3/16/23	575,000	584,673
SES SA 3.6% 4/4/23 (b)	1,850,000	1,874,837
SKY PLC 3.75% 9/16/24 (b)	3,870,000	4,019,791
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.5701% 3/4/22 (c)(d)	5,000,000	5,000,122
		21,174,709
Wireless Telecommunication Services - 0.2%
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.849% 4/15/23	2,615,000	2,670,605
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8143% 3/22/22 (c)(d)	5,520,000	5,520,877
T-Mobile U.S.A., Inc. 3.5% 4/15/25	1,005,000	1,033,160
		9,224,642
TOTAL COMMUNICATION SERVICES		68,243,969
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.0%
Aptiv PLC / Aptiv Corp. 2.396% 2/18/25	815,000	815,252
Automobiles - 1.0%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.6296% 2/22/23 (c)(d)	3,342,000	3,343,850
0.4% 10/21/22	2,775,000	2,764,699
BMW U.S. Capital LLC U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.5792% 4/1/24 (b)(c)(d)	5,925,000	5,958,507
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.840% 1.1506% 5/4/23 (b)(c)(d)	3,240,000	3,259,390
1.75% 3/10/23 (b)	1,800,000	1,801,921
General Motors Co.:
4.875% 10/2/23	730,000	762,076
5.4% 10/2/23	1,130,000	1,187,188
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.6689% 10/15/24 (c)(d)	4,200,000	4,185,945
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.760% 0.8093% 3/8/24 (c)(d)	4,061,000	4,070,001
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.25% 11/17/23 (c)(d)	5,000,000	5,046,826
2.9% 2/26/25	2,035,000	2,046,652
3.25% 1/5/23	5,000,000	5,066,765
Harley-Davidson Financial Services, Inc. 2.55% 6/9/22 (b)	375,000	376,229
Hyundai Capital Services, Inc. 2.125% 4/24/25 (b)	380,000	371,383
Nissan Motor Acceptance Corp.:
2.6% 9/28/22 (b)	1,610,000	1,620,226
2.65% 7/13/22 (b)	560,000	562,432
Nissan Motor Co. Ltd. 3.043% 9/15/23 (b)	1,800,000	1,816,897
Stellantis Finance U.S., Inc. 1.711% 1/29/27 (b)	675,000	641,996
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (b)	10,620,000	10,550,413
0.875% 11/22/23 (b)	590,000	577,778
2.7% 9/26/22 (b)	650,000	653,822
2.9% 5/13/22 (b)	5,663,000	5,683,597
3.125% 5/12/23 (b)	355,000	360,127
		62,708,720
Distributors - 0.0%
Genuine Parts Co. 1.75% 2/1/25	410,000	403,032
Hotels, Restaurants & Leisure - 0.1%
Expedia, Inc. 3.6% 12/15/23	1,270,000	1,298,100
Hyatt Hotels Corp. 1.3% 10/1/23	565,000	556,029
Marriott International, Inc.:
3.125% 2/15/23	290,000	292,530
3.6% 4/15/24	1,750,000	1,796,468
4.15% 12/1/23	175,000	180,524
Starbucks Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.420% 0.47% 2/14/24 (c)(d)	4,193,000	4,196,224
2.7% 6/15/22	435,000	435,852
		8,755,727
Household Durables - 0.0%
Panasonic Corp. 2.536% 7/19/22 (b)	785,000	787,491
Internet & Direct Marketing Retail - 0.1%
QVC, Inc. 4.375% 3/15/23	3,565,000	3,627,352
Leisure Products - 0.0%
Brunswick Corp. 0.85% 8/18/24	1,190,000	1,144,557
Hasbro, Inc. 3% 11/19/24	1,915,000	1,947,682
		3,092,239
Multiline Retail - 0.0%
Nordstrom, Inc. 2.3% 4/8/24	150,000	144,375
Specialty Retail - 0.1%
AutoZone, Inc. 3.625% 4/15/25	485,000	501,803
O'Reilly Automotive, Inc. 3.8% 9/1/22	385,000	387,484
Ross Stores, Inc.:
0.875% 4/15/26	450,000	425,577
4.6% 4/15/25	2,310,000	2,464,340
Triton Container International Ltd. 0.8% 8/1/23 (b)	1,350,000	1,325,357
		5,104,561
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp. 2.05% 4/23/22	3,386,000	3,391,925
TOTAL CONSUMER DISCRETIONARY		88,830,674
CONSUMER STAPLES - 0.7%
Beverages - 0.0%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	495,000	517,080
Coca-Cola European Partners PLC 0.8% 5/3/24 (b)	2,005,000	1,950,656
Diageo Capital PLC 1.375% 9/29/25	680,000	657,633
		3,125,369
Food & Staples Retailing - 0.0%
7-Eleven, Inc.:
0.625% 2/10/23 (b)	1,072,000	1,063,419
0.8% 2/10/24 (b)	1,448,000	1,413,273
Prosperous Ray Ltd. 4.625% 11/12/23 (Reg. S)	600,000	622,238
		3,098,930
Food Products - 0.2%
Bunge Ltd. Finance Corp.:
3% 9/25/22	3,375,000	3,401,260
4.35% 3/15/24	130,000	135,064
China Mengniu Dairy Co. Ltd. 1.875% 6/17/25 (Reg. S)	2,004,000	1,950,393
JDE Peet's BV 0.8% 9/24/24 (b)	515,000	493,261
Mondelez International, Inc. 0.625% 7/1/22	6,350,000	6,338,859
		12,318,837
Tobacco - 0.5%
BAT International Finance PLC 1.668% 3/25/26	885,000	840,462
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	1,865,000	1,885,688
3.5% 2/11/23 (b)	14,424,000	14,551,409
3.75% 7/21/22 (b)	3,390,000	3,404,004
Philip Morris International, Inc. 1.125% 5/1/23	8,991,000	8,959,705
		29,641,268
TOTAL CONSUMER STAPLES		48,184,404
ENERGY - 1.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 1.231% 12/15/23	1,215,000	1,202,720
Schlumberger Finance Canada Ltd. 1.4% 9/17/25	290,000	281,526
Schlumberger Holdings Corp.:
3.75% 5/1/24 (b)	1,515,000	1,557,584
4% 12/21/25 (b)	375,000	391,573
		3,433,403
Oil, Gas & Consumable Fuels - 1.1%
Aker BP ASA 3% 1/15/25 (b)	995,000	1,005,435
Canadian Natural Resources Ltd. 2.05% 7/15/25	1,430,000	1,404,388
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	1,470,000	1,587,425
7% 6/30/24	2,000,000	2,162,807
Chevron Corp.:
3 month U.S. LIBOR + 0.480% 0.6546% 3/3/22 (c)(d)	4,700,000	4,700,047
1.141% 5/11/23	4,174,000	4,158,750
ConocoPhillips Co. 2.125% 3/8/24 (e)	10,000,000	10,005,510
Devon Energy Corp. 8.25% 8/1/23	525,000	564,741
Diamondback Energy, Inc.:
2.875% 12/1/24	2,720,000	2,752,267
4.75% 5/31/25	1,080,000	1,149,467
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.630% 0.68% 2/16/24 (c)(d)	4,149,000	4,159,622
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.45% 2/17/23 (c)(d)	1,892,000	1,890,106
0.55% 10/4/23	5,000,000	4,894,207
2.5% 1/15/25	1,115,000	1,116,297
2.5% 2/14/25	615,000	617,027
4% 10/1/23	1,605,000	1,646,440
Energy Transfer LP:
2.9% 5/15/25	255,000	256,140
3.45% 1/15/23	110,000	111,255
4.2% 9/15/23	280,000	287,930
4.25% 3/15/23	1,795,000	1,829,353
4.25% 4/1/24	70,000	72,057
4.9% 2/1/24	620,000	645,284
5.875% 1/15/24	2,375,000	2,509,944
Eni SpA 4% 9/12/23 (b)	1,610,000	1,656,701
EOG Resources, Inc. 2.625% 3/15/23	291,000	293,321
EQT Corp. 3% 10/1/22	2,275,000	2,294,110
Gray Oak Pipeline LLC:
2% 9/15/23 (b)	605,000	603,668
2.6% 10/15/25 (b)	385,000	380,689
Kinder Morgan Energy Partners LP 3.95% 9/1/22	135,000	135,831
Pioneer Natural Resources Co. 0.55% 5/15/23	3,792,000	3,743,070
Plains All American Pipeline LP/PAA Finance Corp. 2.85% 1/31/23	1,275,000	1,284,445
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (c)	2,530,000	2,612,598
5.625% 3/1/25	510,000	550,319
5.75% 5/15/24	100,000	106,387
Saudi Arabian Oil Co. 2.75% 4/16/22 (b)	1,815,000	1,820,445
Suncor Energy, Inc. 2.8% 5/15/23	975,000	985,572
The Williams Companies, Inc.:
3.35% 8/15/22	200,000	200,940
3.7% 1/15/23	2,205,000	2,235,794
4.3% 3/4/24	305,000	316,254
Western Gas Partners LP 4% 7/1/22	1,800,000	1,800,000
		70,546,643
TOTAL ENERGY		73,980,046
FINANCIALS - 12.9%
Banks - 7.1%
AIB Group PLC 4.75% 10/12/23 (b)	1,115,000	1,154,743
Banco Bilbao Vizcaya Argentaria SA 0.875% 9/18/23	2,000,000	1,971,530
Banco del Estado de Chile 2.704% 1/9/25 (b)	665,000	663,462
Banco Santander Mexico SA 4.125% 11/9/22 (Reg. S)	1,750,000	1,774,500
Banco Santander SA 0.701% 6/30/24 (c)	200,000	196,542
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.660% 0.7093% 2/4/25 (c)(d)	10,000,000	10,006,900
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.690% 0.7389% 4/22/25 (c)(d)	10,000,000	10,022,700
0.523% 6/14/24 (c)	1,210,000	1,188,000
0.81% 10/24/24 (c)	755,000	736,898
0.976% 4/22/25 (c)	1,050,000	1,017,567
1.734% 7/22/27 (c)	765,000	730,240
1.843% 2/4/25 (c)	850,000	841,718
Bank of Ireland Group PLC 4.5% 11/25/23 (b)	2,655,000	2,743,927
Bank of Montreal:
3 month U.S. LIBOR + 0.570% 0.7898% 3/26/22 (c)(d)	5,000,000	5,002,298
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.260% 0.3142% 9/15/23 (c)(d)	10,000,000	9,986,804
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.270% 0.3189% 4/14/23 (c)(d)	8,000,000	7,986,283
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.260% 0.3092% 9/15/23 (c)(d)	5,000,000	4,995,341
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.4294% 7/31/24 (c)(d)	5,000,000	4,993,899
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.440% 0.4939% 4/15/24 (c)(d)	10,000,000	10,011,769
1.45% 1/10/25	1,720,000	1,681,591
Banque Federative du Credit Mutuel SA:
0.65% 2/27/24 (b)	860,000	833,110
0.998% 2/4/25 (b)	1,145,000	1,099,443
2.125% 11/21/22 (b)	4,457,000	4,479,721
Barclays Bank PLC 1.7% 5/12/22	650,000	650,562
Barclays PLC 4.338% 5/16/24 (c)	660,000	678,226
BNP Paribas SA:
2.591% 1/20/28 (b)(c)	1,150,000	1,118,084
3.5% 3/1/23 (b)	10,000,000	10,159,782
BPCE SA:
3 month U.S. LIBOR + 1.220% 1.6996% 5/22/22 (b)(c)(d)	1,605,000	1,608,630
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 0.6189% 1/14/25 (b)(c)(d)	3,533,000	3,527,910
3% 5/22/22 (b)	5,508,000	5,528,048
5.7% 10/22/23 (b)	2,910,000	3,055,750
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 0.3891% 6/22/23 (c)(d)	5,885,000	5,880,233
0.95% 6/23/23	7,200,000	7,125,015
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.690% 0.7436% 1/25/26 (c)(d)	10,000,000	10,010,100
0.981% 5/1/25 (c)	1,880,000	1,826,110
2.7% 10/27/22	15,130,000	15,257,446
Credit Agricole SA 3 month U.S. LIBOR + 1.020% 1.2789% 4/24/23 (b)(c)(d)	675,000	680,228
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	10,000,000	10,129,594
Danske Bank A/S:
1.226% 6/22/24 (b)	1,610,000	1,575,531
5.375% 1/12/24 (b)	775,000	816,851
Discover Bank 4.2% 8/8/23	1,075,000	1,106,427
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.48% 5/21/24 (b)(c)(d)	5,316,000	5,313,364
Fifth Third Bancorp 1.625% 5/5/23	10,625,000	10,610,567
First Republic Bank 2.5% 6/6/22	6,050,000	6,063,777
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 0.63% 11/22/24 (c)(d)	10,000,000	10,010,088
0.976% 5/24/25 (c)	245,000	236,812
1.162% 11/22/24 (c)	750,000	733,623
1.645% 4/18/26 (c)	850,000	819,403
2.099% 6/4/26 (c)	645,000	628,811
3.262% 3/13/23 (c)	15,300,000	15,307,967
3.803% 3/11/25 (c)	425,000	435,310
ING Groep NV 3 month U.S. LIBOR + 1.150% 1.3698% 3/29/22 (c)(d)	735,000	735,528
Intesa Sanpaolo SpA 3.125% 7/14/22 (b)	7,500,000	7,538,578
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.585% 6/1/25 (c)(d)	10,000,000	9,962,462
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 0.6292% 3/16/24 (c)(d)	5,000,000	5,007,809
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.880% 0.9337% 4/22/27 (c)(d)	747,000	749,962
0.824% 6/1/25 (c)	965,000	933,644
2.083% 4/22/26 (c)	1,870,000	1,842,024
2.776% 4/25/23 (c)	5,200,000	5,209,169
KeyBank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.37% 6/14/24 (c)(d)	10,000,000	9,964,175
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 0.39% 1/3/24 (c)(d)	6,000,000	5,992,977
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	2,698,000	2,655,436
1.326% 6/15/23 (c)	1,803,000	1,800,745
4.5% 11/4/24	480,000	500,837
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.700% 0.8876% 3/7/22 (c)(d)	10,000,000	10,000,778
3 month U.S. LIBOR + 0.740% 0.9133% 3/2/23 (c)(d)	4,624,000	4,646,462
0.953% 7/19/25 (c)	1,660,000	1,603,055
2.623% 7/18/22	10,441,000	10,506,129
3.218% 3/7/22	1,090,000	1,090,383
Mizuho Financial Group Cayman 2 Ltd. 4.2% 7/18/22 (Reg. S)	1,625,000	1,640,506
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.850% 1.0509% 9/13/23 (c)(d)	10,000,000	10,028,733
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.960% 1.01% 5/22/26 (c)(d)	5,000,000	5,003,200
Morgan Stanley Domestic Hold 2.95% 8/24/22	8,277,000	8,338,024
National Bank of Canada 0.9% 8/15/23 (c)	7,000,000	6,977,796
NatWest Group PLC 3.875% 9/12/23	1,085,000	1,111,233
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.58% 8/12/24 (b)(c)(d)	5,905,000	5,907,945
0.8% 8/12/24 (b)	370,000	354,721
2.375% 5/21/23 (b)	1,525,000	1,535,312
3.625% 9/29/22 (b)	5,000,000	5,069,571
QNB Finance Ltd.:
2.625% 5/12/25 (Reg. S)	500,000	498,750
3.5% 3/28/24 (Reg. S)	1,000,000	1,020,188
Rabobank Nederland 3.95% 11/9/22	10,000,000	10,183,892
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.4989% 10/26/23 (c)(d)	15,000,000	15,004,080
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	760,000	738,242
Societe Generale:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.050% 1.0995% 1/21/26 (b)(c)(d)	10,000,000	10,030,171
2.625% 10/16/24 (b)	365,000	363,440
Standard Chartered PLC:
0.991% 1/12/25 (b)(c)	375,000	363,607
1.214% 3/23/25 (b)(c)	200,000	194,711
1.319% 10/14/23 (b)(c)	200,000	199,071
1.822% 11/23/25 (b)(c)	475,000	461,965
3.885% 3/15/24 (b)(c)	365,000	371,045
3.95% 1/11/23 (b)	1,840,000	1,865,884
Svenska Handelsbanken AB:
0.55% 6/11/24 (b)	720,000	696,883
1.418% 6/11/27 (b)(c)	695,000	662,891
Swedbank AB:
0.6% 9/25/23 (b)	500,000	490,659
1.3% 6/2/23 (b)	1,150,000	1,144,305
Synchrony Bank 3% 6/15/22	10,395,000	10,438,707
Synovus Financial Corp. 3.125% 11/1/22	5,000,000	5,030,476
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 0.7009% 12/1/22 (c)(d)	5,000,000	5,012,144
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2693% 6/2/23 (c)(d)	10,000,000	9,982,274
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.480% 0.5291% 1/27/23 (c)(d)	5,000,000	5,009,571
0.25% 1/6/23	4,000,000	3,967,023
0.55% 3/4/24	1,790,000	1,738,360
0.7% 9/10/24	1,430,000	1,382,162
Truist Bank U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.200% 0.2489% 1/17/24 (c)(d)	10,000,000	9,987,618
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.4493% 6/9/25 (c)(d)	10,710,000	10,677,249
UniCredit SpA 3.75% 4/12/22 (b)	1,740,000	1,744,531
Wells Fargo & Co.:
1.654% 6/2/24 (c)	5,935,000	5,914,403
2.188% 4/30/26 (c)	840,000	828,907
3.5% 3/8/22	123,000	123,052
		457,846,690
Capital Markets - 2.7%
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.4295% 8/9/23 (c)(d)	5,000,000	4,991,295
0.495% 2/2/24	810,000	784,250
1% 5/5/23	6,590,000	6,539,780
2.8% 4/8/22	2,340,000	2,345,287
Credit Suisse Group AG 2.997% 12/14/23 (b)(c)	250,000	252,092
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.5496% 11/8/23 (c)(d)	10,000,000	9,979,233
2.222% 9/18/24 (c)	10,000,000	9,976,283
3.3% 11/16/22	7,072,000	7,147,482
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 1.2139% 2/23/23 (c)(d)	5,000,000	5,017,485
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.540% 0.59% 11/17/23 (c)(d)	10,000,000	10,005,057
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.7495% 1/24/25 (c)(d)	10,000,000	10,007,600
0.523% 3/8/23	3,300,000	3,276,842
0.657% 9/10/24 (c)	725,000	707,790
0.673% 3/8/24 (c)	1,180,000	1,164,603
0.925% 10/21/24 (c)	555,000	543,029
1.757% 1/24/25 (c)	1,115,000	1,102,468
2.905% 7/24/23 (c)	10,000,000	10,051,824
2.908% 6/5/23 (c)	11,000,000	11,043,269
3.5% 4/1/25	1,005,000	1,033,031
Intercontinental Exchange, Inc. 0.7% 6/15/23	1,130,000	1,116,390
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.620% 0.6743% 1/24/25 (c)(d)	8,000,000	8,008,160
0.529% 1/25/24 (c)	3,994,000	3,947,400
0.56% 11/10/23 (c)	6,170,000	6,121,772
0.731% 4/5/24 (c)	985,000	971,380
1.164% 10/21/25 (c)	1,035,000	998,639
2.63% 2/18/26 (c)	1,070,000	1,070,251
2.75% 5/19/22	1,095,000	1,099,329
3.737% 4/24/24 (c)	5,000,000	5,093,253
4.1% 5/22/23	275,000	282,212
4.875% 11/1/22	8,160,000	8,345,506
NASDAQ, Inc. 0.445% 12/21/22	2,417,000	2,401,656
State Street Corp. 2.825% 3/30/23 (c)	330,000	330,290
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.360% 0.4095% 2/9/24 (b)(c)(d)	10,000,000	9,982,126
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 0.5194% 1/13/25 (b)(c)(d)	5,000,000	4,998,100
1.75% 4/21/22 (b)	7,000,000	7,004,926
UBS Group AG:
1.008% 7/30/24 (b)(c)	7,118,000	7,016,477
1.494% 8/10/27 (b)(c)	375,000	353,706
3.491% 5/23/23 (b)	5,000,000	5,021,970
		170,132,243
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.680% 0.7292% 9/29/23 (c)(d)	9,823,000	9,796,576
1.65% 10/29/24	1,690,000	1,640,143
4.125% 7/3/23	1,025,000	1,047,889
4.5% 9/15/23	1,450,000	1,493,586
4.875% 1/16/24	850,000	882,198
American Express Co.:
2.65% 12/2/22	9,500,000	9,604,528
2.75% 5/20/22	5,000,000	5,012,197
Capital One Financial Corp.:
1.343% 12/6/24 (c)	5,000,000	4,924,731
3.2% 1/30/23	8,016,000	8,128,381
3.5% 6/15/23	555,000	567,374
3.9% 1/29/24	505,000	521,070
Discover Financial Services 3.85% 11/21/22	3,500,000	3,560,765
Hyundai Capital America:
0.8% 1/8/24 (b)	910,000	883,743
0.875% 6/14/24 (b)	1,035,000	994,293
1% 9/17/24 (b)	445,000	427,930
2.375% 2/10/23 (b)	1,925,000	1,930,438
2.85% 11/1/22 (b)	511,000	514,616
3% 6/20/22 (b)	1,060,000	1,063,208
LeasePlan Corp. NV 2.875% 10/24/24 (b)	750,000	753,688
Synchrony Financial:
2.85% 7/25/22	3,758,000	3,777,644
4.25% 8/15/24	1,960,000	2,031,303
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.35% 6/13/22 (c)(d)	5,450,000	5,450,293
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.4% 6/13/23 (c)(d)	5,000,000	5,000,000
0.45% 7/22/22	7,207,000	7,191,890
		77,198,484
Diversified Financial Services - 0.4%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.75% 5/24/24 (b)(c)(d)	8,000,000	8,008,080
0.95% 1/8/24 (b)	3,469,000	3,390,339
1.716% 1/7/25 (b)	1,905,000	1,858,277
GA Global Funding Trust 1.25% 12/8/23 (b)	5,000,000	4,908,288
Jackson Financial, Inc. 1.125% 11/22/23 (b)	5,631,000	5,539,597
LSEGA Financing PLC 0.65% 4/6/24 (b)	1,355,000	1,315,144
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)	660,000	673,714
5.25% 8/15/22 (b)	880,000	890,872
		26,584,311
Insurance - 1.5%
ACE INA Holdings, Inc. 2.875% 11/3/22	2,500,000	2,523,260
American International Group, Inc. 2.5% 6/30/25	1,000,000	1,004,414
Aon Corp. 2.2% 11/15/22	1,592,000	1,600,584
Brighthouse Financial Global Funding:
0.6% 6/28/23 (b)	845,000	832,040
1% 4/12/24 (b)	1,105,000	1,075,702
CNO Global Funding:
1.65% 1/6/25 (b)	1,300,000	1,270,553
1.75% 10/7/26 (b)	850,000	810,945
Equitable Financial Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.4383% 4/6/23 (b)(c)(d)	10,000,000	9,998,886
0.5% 4/6/23 (b)	2,010,000	1,986,008
0.5% 11/17/23 (b)	5,000,000	4,894,735
1.1% 11/12/24 (b)	1,378,000	1,331,651
Health Care Service Corp. 1.5% 6/1/25 (b)	1,800,000	1,748,041
Jackson National Life Global Funding 1.75% 1/12/25 (b)	1,145,000	1,125,891
Lincoln National Corp. 4% 9/1/23	270,000	278,762
MassMutual Global Funding II 0.85% 6/9/23 (b)	10,000,000	9,906,446
Metropolitan Life Global Funding I:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 0.619% 1/13/23 (b)(c)(d)	6,940,000	6,961,306
0.9% 6/8/23 (b)	4,918,000	4,879,520
Metropolitan Tower Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.550% 0.5989% 1/17/23 (b)(c)(d)	5,000,000	5,016,634
0.55% 7/13/22 (b)	6,000,000	5,994,282
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.5113% 1/10/23 (b)(c)(d)	6,945,000	6,950,785
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2696% 2/2/23 (b)(c)(d)	10,000,000	9,998,704
1.1% 5/5/23 (b)	725,000	721,891
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.3792% 3/25/24 (b)(c)(d)	4,063,000	4,065,533
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.4281% 4/12/24 (b)(c)(d)	10,000,000	10,004,272
Principal Life Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.499% 4/12/24 (b)(c)(d)	1,763,000	1,766,390
0.75% 4/12/24 (b)	930,000	905,341
Trinity Acquisition PLC 4.625% 8/15/23	1,054,000	1,092,756
		98,745,332
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 3.72% 7/15/43 (b)	370,000	372,778
Nationwide Building Society:
3.622% 4/26/23 (b)(c)	1,035,000	1,038,001
3.766% 3/8/24 (b)(c)	500,000	508,023
		1,918,802
TOTAL FINANCIALS		832,425,862
HEALTH CARE - 1.5%
Biotechnology - 0.4%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 1.1296% 11/21/22 (c)(d)	7,100,000	7,125,633
2.6% 11/21/24	3,500,000	3,533,211
2.9% 11/6/22	5,000,000	5,049,502
2.95% 11/21/26	1,565,000	1,593,321
3.2% 11/6/22	170,000	171,376
3.2% 5/14/26	175,000	179,450
3.25% 10/1/22	5,850,000	5,888,963
Baxalta, Inc. 3.6% 6/23/22	265,000	265,906
Gilead Sciences, Inc. 0.75% 9/29/23	1,553,000	1,530,444
		25,337,806
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 0.868% 12/1/23 (b)	1,460,000	1,433,026
Becton, Dickinson & Co.:
3.363% 6/6/24	551,000	564,523
3.734% 12/15/24	200,000	206,785
Stryker Corp. 0.6% 12/1/23	325,000	317,344
		2,521,678
Health Care Providers & Services - 0.4%
Aetna, Inc. 2.8% 6/15/23	885,000	896,733
AmerisourceBergen Corp. 0.737% 3/15/23	1,855,000	1,839,934
Anthem, Inc.:
0.45% 3/15/23	4,094,000	4,050,430
2.375% 1/15/25	410,000	411,503
Cardinal Health, Inc.:
3.079% 6/15/24	695,000	706,022
3.2% 3/15/23	875,000	888,807
3.5% 11/15/24	1,180,000	1,212,571
Cigna Corp.:
0.613% 3/15/24	6,302,000	6,141,402
3% 7/15/23	715,000	725,618
3.05% 11/30/22	1,729,000	1,750,667
3.75% 7/15/23	401,000	411,379
CommonSpirit Health 1.547% 10/1/25	670,000	646,599
CVS Health Corp.:
2.625% 8/15/24	335,000	339,023
2.875% 6/1/26	475,000	480,680
3% 8/15/26	415,000	422,346
Humana, Inc.:
0.65% 8/3/23	4,706,000	4,632,481
1.35% 2/3/27	120,000	113,148
2.9% 12/15/22	160,000	161,564
3.15% 12/1/22	315,000	317,945
3.85% 10/1/24	1,045,000	1,083,284
4.5% 4/1/25	1,205,000	1,279,072
PeaceHealth Obligated Group 1.375% 11/15/25	190,000	183,214
		28,694,422
Life Sciences Tools & Services - 0.3%
PerkinElmer, Inc.:
0.55% 9/15/23	10,675,000	10,491,242
0.85% 9/15/24	1,290,000	1,244,545
Thermo Fisher Scientific, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.5789% 10/18/24 (c)(d)	2,411,000	2,412,779
0.797% 10/18/23	1,865,000	1,839,839
		15,988,405
Pharmaceuticals - 0.4%
AstraZeneca Finance LLC:
0.7% 5/28/24	995,000	968,448
1.2% 5/28/26	1,390,000	1,332,090
AstraZeneca PLC:
0.3% 5/26/23	1,425,000	1,404,762
3.5% 8/17/23	365,000	374,558
Bayer U.S. Finance II LLC 3.875% 12/15/23 (b)	750,000	770,333
Bristol-Myers Squibb Co. 3.25% 2/20/23	178,000	181,082
Perrigo Finance PLC 3.9% 12/15/24	2,790,000	2,783,042
Royalty Pharma PLC 0.75% 9/2/23	870,000	853,635
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	1,845,000	1,868,780
Viatris, Inc. 1.125% 6/22/22	13,114,000	13,119,558
		23,656,288
TOTAL HEALTH CARE		96,198,599
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
DAE Funding LLC 1.55% 8/1/24 (b)	465,000	446,981
The Boeing Co. 1.167% 2/4/23	2,790,000	2,778,687
		3,225,668
Airlines - 0.0%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	503,980	480,253
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	342,590	327,193
		807,446
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	1,860,000	1,854,759
Commercial Services & Supplies - 0.0%
HPHT Finance 19 Ltd. 2.875% 11/5/24 (Reg. S)	400,000	404,200
Republic Services, Inc. 2.5% 8/15/24	880,000	887,931
		1,292,131
Construction & Engineering - 0.0%
Yongda Investment Ltd. 2.25% 6/16/25 (Reg. S)	944,000	921,099
Industrial Conglomerates - 0.4%
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 0.709% 8/8/22 (c)(d)	9,078,000	9,089,995
Roper Technologies, Inc.:
0.45% 8/15/22	205,000	204,309
1% 9/15/25	235,000	223,529
2.35% 9/15/24	365,000	366,890
3.125% 11/15/22	1,505,000	1,518,977
3.65% 9/15/23	270,000	277,087
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.4793% 3/11/24 (b)(c)(d)	10,290,000	10,308,405
0.65% 3/11/24 (b)	690,000	674,538
		22,663,730
Machinery - 0.4%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.150% 0.2% 11/17/22 (c)(d)	5,000,000	4,998,207
0.25% 3/1/23	10,000,000	9,896,334
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.5493% 6/14/23 (b)(c)(d)	8,000,000	7,998,105
1.625% 12/13/24 (b)	1,065,000	1,044,529
Otis Worldwide Corp. 2.056% 4/5/25	1,000,000	992,450
		24,929,625
Professional Services - 0.0%
Equifax, Inc. 3.95% 6/15/23	1,090,000	1,116,198
IHS Markit Ltd. 3.625% 5/1/24	985,000	1,017,515
		2,133,713
Road & Rail - 0.2%
Canadian Pacific Railway Co.:
1.35% 12/2/24	7,739,000	7,550,080
1.75% 12/2/26	580,000	562,522
Eastern Creation II Investment Holdings Ltd. 1% 9/10/23 (Reg. S)	1,670,000	1,646,307
Guangzhou Metro Investment Finance (BVI) Ltd. 1.507% 9/17/25 (Reg. S)	1,300,000	1,247,220
Kansas City Southern/Old 3% 5/15/23	1,030,000	1,040,081
Penske Truck Leasing Co. LP:
2.7% 3/14/23 (b)	1,751,000	1,768,744
4.25% 1/17/23 (b)	285,000	290,989
SMBC Aviation Capital Finance:
3.55% 4/15/24 (b)	815,000	834,690
4.125% 7/15/23 (b)	900,000	923,945
		15,864,578
Trading Companies & Distributors - 0.1%
Air Lease Corp. 2.25% 1/15/23	3,810,000	3,829,192
GATX Corp.:
3.9% 3/30/23	820,000	837,113
4.35% 2/15/24	965,000	1,005,363
		5,671,668
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (b)	1,035,000	1,000,469
2.875% 2/15/25 (b)	980,000	971,142
3.625% 5/1/22 (b)	1,560,000	1,562,781
3.95% 7/1/24 (b)	265,000	271,125
HPHT Finance 17 Ltd. 2.75% 9/11/22 (Reg. S)	1,650,000	1,655,635
Sydney Airport Finance Co. Property Ltd. 3.9% 3/22/23 (b)	1,133,000	1,156,838
		6,617,990
TOTAL INDUSTRIALS		85,982,407
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 2.05% 3/1/25	910,000	901,927
Avnet, Inc. 4.875% 12/1/22	325,000	332,712
		1,234,639
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	320,000	334,883
Fidelity National Information Services, Inc.:
0.375% 3/1/23	1,160,000	1,145,109
0.6% 3/1/24	555,000	538,558
Fiserv, Inc. 3.8% 10/1/23	2,340,000	2,407,036
HCL America, Inc. 1.375% 3/10/26 (b)	1,800,000	1,706,963
IBM Corp. 2.85% 5/13/22	10,000,000	10,044,989
PayPal Holdings, Inc. 1.35% 6/1/23	2,224,000	2,216,960
The Western Union Co. 2.85% 1/10/25	1,280,000	1,295,926
		19,690,424
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.2992% 10/1/24 (c)(d)	2,353,000	2,352,554
2.95% 4/1/25	295,000	302,085
Marvell Technology, Inc. 4.2% 6/22/23	1,050,000	1,078,695
Microchip Technology, Inc.:
0.972% 2/15/24	1,165,000	1,135,293
0.983% 9/1/24 (b)	1,220,000	1,173,925
2.67% 9/1/23	1,110,000	1,119,930
NXP BV/NXP Funding LLC:
4.625% 6/1/23 (b)	3,640,000	3,754,399
4.875% 3/1/24 (b)	750,000	786,290
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25 (b)	205,000	206,177
Qorvo, Inc. 1.75% 12/15/24 (b)	510,000	494,154
Skyworks Solutions, Inc. 0.9% 6/1/23	305,000	300,865
		12,704,367
Software - 0.1%
Fortinet, Inc. 1% 3/15/26	675,000	632,893
Oracle Corp. 2.4% 9/15/23	1,280,000	1,289,304
VMware, Inc. 0.6% 8/15/23	4,644,000	4,559,641
		6,481,838
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)	3,269,000	3,316,643
TOTAL INFORMATION TECHNOLOGY		43,427,911
MATERIALS - 0.1%
Chemicals - 0.1%
Cytec Industries, Inc. 3.5% 4/1/23	919,000	928,330
Ecolab, Inc. 1.65% 2/1/27	400,000	388,865
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (b)	582,000	580,112
LYB International Finance III LLC 1.25% 10/1/25	692,000	660,954
Westlake Corp. 0.875% 8/15/24	180,000	174,485
		2,732,746
Construction Materials - 0.0%
Boral Finance Pty Ltd. 3% 11/1/22 (b)	135,000	135,874
Martin Marietta Materials, Inc. 0.65% 7/15/23	405,000	398,628
		534,502
Metals & Mining - 0.0%
ArcelorMittal SA 3.6% 7/16/24	390,000	396,987
Nucor Corp. 2% 6/1/25	350,000	346,173
POSCO 2.375% 1/17/23 (b)	1,870,000	1,879,070
		2,622,230
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 4.5% 8/1/24	635,000	655,955
TOTAL MATERIALS		6,545,433
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Campus Communities Operating Partnership LP:
3.75% 4/15/23	1,449,000	1,470,729
4.125% 7/1/24	2,000,000	2,074,982
American Tower Corp.:
2.4% 3/15/25	665,000	662,815
5% 2/15/24	375,000	394,535
Crown Castle International Corp.:
1.05% 7/15/26	1,005,000	936,254
3.15% 7/15/23	985,000	1,000,070
Highwoods/Forsyth LP 3.625% 1/15/23	1,770,000	1,793,741
Public Storage U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 0.5187% 4/23/24 (c)(d)	495,000	495,003
Simon Property Group LP:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.4794% 1/11/24 (c)(d)	3,589,000	3,592,139
2% 9/13/24	380,000	378,779
3.375% 10/1/24	985,000	1,013,316
		13,812,363
UTILITIES - 1.9%
Electric Utilities - 1.4%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 0.7028% 6/15/23 (b)(c)(d)	3,377,000	3,374,851
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2993% 6/10/23 (c)(d)	3,003,000	2,996,063
Edison International:
2.95% 3/15/23	455,000	457,560
3.125% 11/15/22	650,000	655,719
ENEL Finance International NV:
1.375% 7/12/26 (b)	1,105,000	1,043,866
2.65% 9/10/24 (b)	1,775,000	1,783,290
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 8/15/23 (c)(d)	5,000,000	4,992,664
FirstEnergy Corp. 3.35% 7/15/22	885,000	882,611
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2995% 5/10/23 (c)(d)	3,574,000	3,574,000
Israel Electric Corp. Ltd. 5% 11/12/24 (Reg. S) (b)	1,365,000	1,445,931
Korea Hydro & Nuclear Power Co. Ltd. 1.25% 4/27/26 (b)	1,421,000	1,361,465
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.3493% 6/28/24 (c)(d)	5,297,000	5,248,559
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.7496% 2/22/23 (c)(d)	10,000,000	9,989,270
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.4496% 11/3/23 (c)(d)	6,000,000	6,000,036
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.540% 0.59% 3/1/23 (c)(d)	3,472,000	3,479,687
1.875% 1/15/27	1,255,000	1,214,020
NRG Energy, Inc. 3.75% 6/15/24 (b)	535,000	545,478
Pacific Gas & Electric Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 1.150% 2.1927% 11/14/22 (c)(d)	180,000	179,936
1.75% 6/16/22	6,280,000	6,274,182
3.5% 6/15/25	955,000	965,741
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 0.4698% 9/28/23 (c)(d)	1,780,000	1,775,242
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.3793% 6/24/24 (c)(d)	4,059,000	4,044,805
Sinosing Services Pte Ltd. 2.25% 2/20/25 (Reg. S)	2,200,000	2,167,000
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 0.52% 12/2/22 (c)(d)	10,000,000	10,007,624
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.640% 0.6892% 4/3/23 (c)(d)	5,000,000	5,001,283
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 0.4195% 5/10/23 (c)(d)	3,257,000	3,254,231
0.6% 2/26/24	2,230,000	2,162,779
Vistra Operations Co. LLC 3.55% 7/15/24 (b)	4,595,000	4,654,255
		89,532,148
Gas Utilities - 0.2%
APT Pipelines Ltd. 4.2% 3/23/25 (b)	1,895,000	1,971,511
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.5783% 3/9/23 (c)(d)	6,117,000	6,111,446
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6733% 3/2/23 (c)(d)	2,009,000	2,009,024
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 0.8109% 3/11/23 (c)(d)	2,500,000	2,500,108
		12,592,089
Independent Power and Renewable Electricity Producers - 0.1%
Alexander Funding Trust 1.841% 11/15/23 (b)	920,000	913,157
Hero Asia Investment Ltd. 1.5% 11/18/23 (Reg. S)	1,650,000	1,619,829
The AES Corp. 3.3% 7/15/25 (b)	820,000	823,936
		3,356,922
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.6995% 5/13/24 (c)(d)	2,893,000	2,893,535
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.7328% 9/15/23 (c)(d)	2,327,000	2,327,213
DTE Energy Co. 0.55% 11/1/22	5,000,000	4,975,270
Puget Energy, Inc. 5.625% 7/15/22	5,000,000	5,026,997
		15,223,015
TOTAL UTILITIES		120,704,174
TOTAL NONCONVERTIBLE BONDS (Cost $1,485,496,079)		1,478,335,842

U.S. Government and Government Agency Obligations - 3.4%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.3%
Fannie Mae U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.23% 7/8/22 (c)(d)	20,000,000	20,011,577
U.S. Treasury Obligations - 3.1%
U.S. Treasury Notes:
0.125% 4/30/23 (f)	11,810,000	11,663,298
0.125% 5/31/23	3,860,000	3,807,076
0.125% 6/30/23	31,945,000	31,467,073
0.125% 7/31/23	7,205,000	7,086,512
0.125% 8/31/23	1,820,000	1,787,795
0.25% 9/30/23	20,000,000	19,653,906
0.375% 3/31/22	30,000,000	30,004,715
0.375% 10/31/23	32,000,000	31,455,000
0.5% 11/30/23	3,425,000	3,370,280
0.75% 12/31/23	7,650,000	7,554,375
0.875% 1/31/24	43,730,000	43,256,828
1.5% 2/29/24	7,955,000	7,961,526
TOTAL U.S. TREASURY OBLIGATIONS		199,068,384
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $220,714,679)		219,079,961

U.S. Government Agency - Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.2%
12 month U.S. LIBOR + 1.560% 1.818% 7/1/35 (c)(d)	3,458	3,616
12 month U.S. LIBOR + 1.590% 1.839% 12/1/35 (c)(d)	4,802	5,015
12 month U.S. LIBOR + 1.650% 1.905% 8/1/37 (c)(d)	1,493	1,566
12 month U.S. LIBOR + 1.690% 1.94% 5/1/38 (c)(d)	16,014	16,816
12 month U.S. LIBOR + 1.780% 2.163% 5/1/38 (c)(d)	2,487	2,596
12 month U.S. LIBOR + 1.830% 2.098% 4/1/38 (c)(d)	13,839	14,549
12 month U.S. LIBOR + 1.850% 2.103% 8/1/38 (c)(d)	7,433	7,834
12 month U.S. LIBOR + 1.880% 2.191% 5/1/38 (c)(d)	8,205	8,627
12 month U.S. LIBOR + 2.040% 2.29% 12/1/36 (c)(d)	1,214	1,275
6 month U.S. LIBOR + 1.360% 1.495% 10/1/33 (c)(d)	24,058	24,859
2% 2/1/52	309,176	296,777
2.5% 1/1/52	937,211	927,847
3% 9/1/28 to 11/1/51	3,936,554	4,004,927
3.5% 11/1/26 to 3/1/52	1,184,025	1,225,849
4% 1/1/47 to 12/1/49	356,292	374,399
4.5% 8/1/24 to 1/1/50	1,847,436	1,965,940
5% 3/1/23 to 7/1/45	945,629	1,031,023
5.5% 5/1/22 to 5/1/40	1,255,626	1,406,742
6% to 6% 2/1/23 to 2/1/49	1,235,251	1,403,171
6.5% 7/1/32 to 12/1/32	60,536	68,385
TOTAL FANNIE MAE		12,791,813
Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.620% 1.875% 6/1/38 (c)(d)	14,020	14,684
12 month U.S. LIBOR + 1.620% 1.875% 7/1/38 (c)(d)	21,918	22,882
12 month U.S. LIBOR + 1.720% 1.976% 7/1/35 (c)(d)	6,236	6,533
12 month U.S. LIBOR + 1.730% 2.006% 10/1/36 (c)(d)	12,151	12,731
12 month U.S. LIBOR + 1.730% 2.046% 5/1/38 (c)(d)	5,412	5,688
12 month U.S. LIBOR + 1.730% 2.108% 2/1/37 (c)(d)	2,980	3,116
12 month U.S. LIBOR + 1.770% 2.025% 5/1/37 (c)(d)	2,534	2,666
12 month U.S. LIBOR + 1.830% 2.204% 2/1/37 (c)(d)	2,685	2,815
12 month U.S. LIBOR + 1.920% 2.185% 12/1/36 (c)(d)	4,858	5,083
12 month U.S. LIBOR + 2.020% 2.275% 11/1/36 (c)(d)	2,728	2,852
12 month U.S. LIBOR + 2.080% 2.457% 2/1/38 (c)(d)	10,922	11,524
12 month U.S. LIBOR + 2.160% 2.489% 2/1/37 (c)(d)	5,249	5,510
U.S. TREASURY 1 YEAR INDEX + 2.340% 2.472% 11/1/34 (c)(d)	6,856	7,186
2.5% 1/1/52	1,013,587	1,003,460
3% 11/1/34	274,003	283,263
3.5% 12/1/47	756,906	787,573
4% 12/1/49	161,922	170,284
4.5% 5/1/50	159,235	168,974
5% 10/1/22 to 12/1/41	343,807	377,342
5.5% 4/1/23 to 10/1/38	4,930	5,262
6% 8/1/22 to 9/1/35	79,756	89,928
7% 3/1/39	122,524	141,014
7.5% 6/1/38	120,029	136,355
TOTAL FREDDIE MAC		3,266,725
Ginnie Mae - 0.1%
6% 7/15/36	147,569	164,586
3% 9/20/47	2,509,662	2,577,125
3.5% 8/20/44 to 11/20/50	3,259,548	3,371,893
4% 3/20/48 to 8/20/50	726,707	765,106
4.5% 9/20/40 to 8/20/47	575,056	620,220
5% 12/20/34 to 5/20/48	654,909	709,630
5.5% 9/15/45 to 2/20/49	527,733	575,762
TOTAL GINNIE MAE		8,784,322
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $25,046,920)		24,842,860

Asset-Backed Securities - 5.8%
	Principal Amount (a)	Value ($)
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 1.3189% 7/22/32 (b)(c)(d)	4,100,000	4,075,449
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 1/15/32 (b)(c)(d)	4,342,000	4,319,964
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 1.403% 1/17/32 (b)(c)(d)	4,835,000	4,833,825
Ally Auto Receivables Trust Series 2019-3 Class A4, 1.96% 12/16/24	600,000	604,073
American Express Credit Account Master Trust Series 2019-3 Class B, 2.2% 4/15/25	740,000	744,267
AmeriCredit Automobile Receivables Trust:
Series 2017-3 Class D, 3.18% 7/18/23	1,187,362	1,188,928
Series 2018-1 Class D, 3.82% 3/18/24	1,645,000	1,662,253
Series 2019-3 Class B, 2.13% 7/18/25	985,000	990,056
Series 2020-1:
Class C, 1.59% 10/20/25	705,000	701,572
Class D, 1.8% 12/18/25	690,000	681,157
Series 2020-3 Class C, 1.06% 8/18/26	420,000	414,136
Series 2021-1:
Class C, 0.89% 10/19/26	755,000	735,177
Class D, 1.21% 12/18/26	470,000	457,240
Series 2021-2:
Class A2, 0.26% 11/18/24	2,920,375	2,914,120
Class D, 1.29% 6/18/27	995,000	962,203
Series 2021-3 Class A2, 0.41% 2/18/25	7,839,000	7,791,918
Applebee's/IHOP Funding LLC Series 2019-1A Class A2I, 4.194% 6/5/49 (b)	1,613,700	1,609,488
Arbor Realty Collateralized Loan Obligation Series 2021-FL3 Class A, 1 month U.S. LIBOR + 1.070% 1.2611% 8/15/34 (b)(c)(d)	1,100,000	1,086,287
Arbor Realty Commercial Real Estate Notes, Ltd. Series 2021-FL4 Class A, 1 month U.S. LIBOR + 1.350% 1.5411% 11/15/36 (b)(c)(d)	845,000	840,117
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 1.3089% 4/22/31 (b)(c)(d)	3,577,000	3,574,535
ARI Fleet Lease Trust Series 2020-A Class B, 2.06% 11/15/28 (b)	770,000	767,997
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2017-1A Class B, 3.41% 9/20/23 (b)	540,000	543,737
Series 2017-2A Class A, 2.97% 3/20/24 (b)	905,000	917,527
Series 2018-2A Class C, 4.95% 3/20/25 (b)	430,000	446,487
Series 2019-1A Class B, 3.7% 3/20/23 (b)	40,833	40,893
Series 2019-2A Class A, 3.35% 9/22/25 (b)	650,000	668,228
Series 2020-1A Class A, 2.33% 8/20/26 (b)	540,000	540,553
Babson CLO Ltd. Series 2013-IA Class AR, 3 month U.S. LIBOR + 0.800% 1.054% 1/20/28 (b)(c)(d)	801,992	800,561
Bank of America Credit Card Master Trust Series 2020-A1 Class A1, 0.34% 5/15/26	4,768,000	4,656,525
Bayview Opportunity Master Fund Trust:
Series 2017-RT3 Class A, 3.5% 1/28/58 (b)(c)	549,774	547,054
Series 2017-SPL4 Class A, 3.5% 1/28/55 (b)	172,094	172,577
Series 2017-SPL5 Class A, 3.5% 6/28/57 (b)	483,338	485,779
BDS, Ltd. / BDS LLC Series 2021-FL10 Class A, 1 month U.S. LIBOR + 1.350% 1.4867% 12/16/36 (b)(c)(d)	770,000	766,419
Blackbird Capital Aircraft Series 2016-1A Class AA, 2.487% 12/16/41 (b)(c)	554,167	543,451
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/33 (b)	184,027	186,247
BSPRT Issuer, Ltd. / BSPRT CO-Issuer LLC Series 2022-FL8 Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.500% 1.55% 2/15/37 (b)(c)(d)	1,510,000	1,504,859
Carlyle Global Market Strategies Series 2015-3A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2776% 7/28/28 (b)(c)(d)	396,301	396,301
CarMax Auto Owner Trust:
Series 2019-2 Class B, 3.01% 12/16/24	1,935,000	1,966,567
Series 2020-4:
Class A2, 0.31% 1/16/24	1,815,691	1,814,459
Class D, 1.75% 4/15/27	540,000	530,577
Series 2021-1 Class A3, 0.34% 12/15/25	2,373,000	2,324,918
Series 2021-2 Class C, 1.34% 2/16/27	545,000	528,042
Carvana Auto Receivables Trust:
Series 2021-P2 Class A2, 0.3% 7/10/24	4,327,983	4,320,211
Series 2021-P3 Class A2, 0.38% 1/10/25	3,039,656	3,014,151
Series 2021-P4 Class B, 1.98% 2/10/28	445,000	436,390
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.354% 10/20/32 (b)(c)(d)	1,089,000	1,081,865
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 1.3413% 7/15/33 (b)(c)(d)	5,722,000	5,686,701
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.2376% 7/27/30 (b)(c)(d)	4,090,000	4,050,110
Chesapeake Funding II LLC:
Series 2018-3A Class A2, 1 month U.S. LIBOR + 0.480% 0.6711% 1/15/31 (b)(c)(d)	548,248	548,500
Series 2019-1A Class A1, 2.94% 4/15/31 (b)	804,279	806,470
Series 2020-1A Class A1, 0.87% 8/15/32 (b)	2,214,251	2,199,773
Series 2021-1A Class A2, 1 month U.S. LIBOR + 0.230% 0.4211% 4/15/33 (b)(c)(d)	2,832,731	2,810,290
CIFC Funding Ltd. / CIFC Funding LLC Series 2021-4A Class A, 3 month U.S. LIBOR + 1.050% 1.2913% 7/15/33 (b)(c)(d)	1,360,000	1,357,491
CIM Trust Series 2020-INV1 Class A2, 2.5% 4/25/50 (b)	223,951	221,903
CNH Equipment Trust:
Series 2018-A Class B, 3.47% 10/15/25	380,000	380,394
Series 2020-A Class A4, 1.51% 4/15/27	590,000	586,729
Series 2021-C Class A2, 0.33% 1/15/25	4,124,000	4,084,657
Daimler Trucks Retail Trust Series 2020-1 Class A4, 1.37% 6/15/27	1,820,000	1,820,444
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (b)	627,402	625,841
Series 2020-2:
Class A2, 0.47% 10/24/22 (b)	453,508	453,315
Class A3, 0.57% 10/23/23 (b)	1,915,000	1,906,187
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	1,601,000	1,579,955
Series 2021-2 Class A2, 0.33% 12/22/26 (b)	4,976,000	4,919,027
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (b)	275,120	275,502
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	2,836,824	2,807,486
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (b)	7,674,000	7,622,380
Donlen Fleet Lease Funding Series 2021-2 Class A1, 1 month U.S. LIBOR + 0.330% 0.4557% 12/11/34 (b)(c)(d)	3,703,127	3,695,913
Drive Auto Receivables Trust:
Series 2021-1 Class D, 1.45% 1/16/29	630,000	617,446
Series 2021-2:
Class A2, 0.36% 5/15/24	2,251,953	2,247,929
Class D, 1.39% 3/15/29	785,000	757,075
Series 2021-3 Class A2, 0.52% 1/15/25	5,000,000	4,986,124
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, 3 month U.S. LIBOR + 1.100% 1.3413% 7/17/34 (b)(c)(d)	1,055,000	1,046,509
Eagle Re Ltd. Series 2021-2 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 1.5987% 4/25/34 (b)(c)(d)	460,000	456,338
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 4/15/31 (b)(c)(d)	3,935,000	3,933,642
Elara HGV Timeshare Issuer LLC Series 2017-A Class A, 2.69% 3/25/30 (b)	438,884	441,560
Ellington Financial Mortgage Trust Series 2019-2 Class A1, 2.739% 11/25/59 (b)	206,563	206,854
Enterprise Fleet Financing LLC:
Series 2019-1 Class A2, 2.98% 10/20/24 (b)	30,214	30,270
Series 2019-3 Class A2, 2.06% 5/20/25 (b)	293,391	294,514
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	3,459,468	3,469,741
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	2,834,902	2,806,964
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	1,221,504	1,204,640
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	3,480,000	3,405,594
Exeter Automobile Receivables Trust:
Series 2021-2A Class A2, 0.27% 1/16/24	760,049	759,935
Series 2021-3A Class A2, 0.34% 1/16/24	1,035,819	1,035,140
Series 2022-1A Class D, 3.02% 6/15/28	1,350,000	1,355,191
Ford Credit Auto Lease Trust Series 2020-B Class A3, 0.62% 8/15/23	3,043,305	3,043,385
Ford Credit Auto Owner Trust:
Series 2020-2 Class C, 1.74% 4/15/33 (b)	570,000	552,052
Series 2020-B Class C, 2.04% 12/15/26	1,270,000	1,274,602
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	5,274,000	5,187,029
GM Financial Automobile Leasing Trust:
Series 2020-2 Class C, 2.56% 7/22/24	445,000	450,040
Series 2021-2 Class A2, 0.22% 7/20/23	2,899,110	2,893,386
Series 2021-3 Class A2, 0.24% 12/20/23	4,850,503	4,826,351
GM Financial Consumer Automobile Receivables Trust:
Series 2020-2 Class A3, 1.49% 12/16/24	244,582	244,983
Series 2020-4:
Class A2, 0.26% 11/16/23	1,540,652	1,540,101
Class C, 1.05% 5/18/26	420,000	412,624
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	1,480,000	1,456,318
Series 2020-2 Class A, 0.69% 10/15/25 (b)	3,238,000	3,188,206
Hardee's Funding LLC / Carl's Jr. Funding LLC Series 2018-1A Class A2II, 4.959% 6/20/48 (b)	212,850	219,780
Hilton Grand Vacations Trust:
Series 2017-AA:
Class A, 2.66% 12/26/28 (b)	128,744	129,607
Class B, 2.96% 12/26/28 (b)	196,358	197,205
Series 2020-AA:
Class A, 2.74% 2/25/39 (b)	532,394	533,113
Class B, 4.22% 2/25/39 (b)	820,258	842,768
HPEFS Equipment Trust Series 2021-2A Class A2, 0.3% 9/20/28 (b)	2,763,673	2,751,773
Hyundai Auto Lease Securitization Trust:
Series 2020-A Class A3, 1.95% 7/17/23 (b)	593,756	594,533
Series 2021-A Class A2, 0.25% 4/17/23 (b)	3,505,856	3,503,895
Series 2021-B Class A2, 0.19% 10/16/23 (b)	4,262,546	4,240,975
Hyundai Auto Receivables Trust:
Series 2019-A Class B, 2.94% 5/15/25	635,000	643,006
Series 2020-A Class A3, 1.41% 11/15/24	677,697	678,443
Series 2020-C Class A2, 0.26% 9/15/23	2,204,779	2,203,553
KKR CLO Ltd. / KKR CLO LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 1.200% 1.4413% 1/15/32 (b)(c)(d)	1,250,000	1,239,641
KKR Finanical CLO Ltd. Series 13 Class A1R, 3 month U.S. LIBOR + 0.800% 1.0413% 1/16/28 (b)(c)(d)	581,785	580,424
KKR Industrial Portfolio Trust Series 2021-KDIP Class C, 1 month U.S. LIBOR + 1.000% 1.1911% 12/15/37 (b)(c)(d)	1,061,250	1,036,691
Kubota Credit Owner Trust Series 2020-1A Class A3, 1.96% 3/15/24 (b)	328,577	329,010
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	1,768,000	1,777,376
Madison Park Funding XXIII, Ltd. Series 2021-23A:
Class AR, 3 month U.S. LIBOR + 0.970% 1.2376% 7/27/31 (b)(c)(d)	1,240,000	1,233,046
Class BR, 3 month U.S. LIBOR + 1.550% 1.8176% 7/27/31 (b)(c)(d)	800,000	795,782
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2589% 1/22/31 (b)(c)(d)	3,229,000	3,214,767
Madison Park Funding XXXIII Ltd. Series 2022-33A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.290% 1.4488% 10/15/32 (b)(c)(d)	1,910,000	1,909,631
Madison Park Funding XXXV Ltd. / Madison Park Funding XXXV LLC Series 2021-35A Class A1R, 3 month U.S. LIBOR + 0.990% 1.244% 4/20/32 (b)(c)(d)	1,650,000	1,635,706
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 1.0413% 1/18/28 (b)(c)(d)	1,877,328	1,874,427
Magnetite XXV Ltd. Series 2020-25A Class A, 3 month U.S. LIBOR + 1.200% 1.4577% 1/25/32 (b)(c)(d)	765,000	761,780
Mercedes-Benz Auto Lease Trust:
Series 2019-B Class A3, 2% 10/17/22	419,569	419,847
Series 2020-B Class A2, 0.31% 2/15/23	414,744	414,643
Series 2021-B Class A2, 0.22% 1/16/24	8,558,920	8,534,548
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class A, 1 month U.S. LIBOR + 1.080% 1.2057% 10/16/36 (b)(c)(d)	800,000	793,458
MFRA Trust Series 2021-INV1 Class A1, 0.852% 1/25/56 (b)(c)	375,872	365,937
MVW LLC Series 2020-1A Class B, 2.73% 10/20/37 (b)	408,211	408,626
MVW Owner Trust:
Series 2017-1A:
Class A, 2.42% 12/20/34 (b)	307,746	308,642
Class B, 2.75% 12/20/34 (b)	18,103	18,090
Class C, 2.99% 12/20/34 (b)	43,447	43,274
Series 2021-1WA Class C, 1.94% 1/22/41 (b)	268,904	262,285
Navient Private Education Loan Trust:
Series 2019-D Class A2A, 3.01% 12/15/59 (b)	413,664	421,403
Series 2020-A Class A2A, 2.46% 11/15/68 (b)	788,899	774,057
Series 2020-CA Class A2A, 2.15% 11/15/68 (b)	2,610,000	2,571,709
Series 2020-IA Class A1A, 1.33% 4/15/69 (b)	552,487	534,168
Navient Private Education Refi Loan Trust:
Series 2019-A Class A2A, 3.42% 1/15/43 (b)	1,259,404	1,274,049
Series 2019-GA Class A, 2.4% 10/15/68 (b)	342,327	342,731
Series 2020-DA Class A, 1.69% 5/15/69 (b)	531,243	526,430
Series 2022-A Class A, 2.23% 7/15/70 (b)	1,795,000	1,780,177
Navient Student Loan Trust:
Series 2017-A Class A2A, 2.88% 12/16/58 (b)	648,209	652,066
Series 2019-EA Class A2A, 2.64% 5/15/68 (b)	954,123	951,618
Nelnet Student Loan Trust:
Series 2005-4 Class A4, 3 month U.S. LIBOR + 0.180% 0.3943% 3/22/32 (c)(d)	580,146	560,039
Series 2020-1A Class A, 1 month U.S. LIBOR + 0.740% 0.9269% 3/26/68 (b)(c)(d)	321,610	319,260
Series 2021-CA Class AFX, 1.32% 4/20/62 (b)	1,607,244	1,536,677
Series 2021-DA Class AFX, 1.63% 4/20/62 (b)	558,307	545,160
Neuberger Berman Loan Advisers CLO 32 Ltd. Series 2021-32A Class AR, 3 month U.S. LIBOR + 0.990% 1.238% 1/20/32 (b)(c)(d)	1,570,000	1,554,870
Neuberger Berman Loan Advisers CLO 40, Ltd. / Neuberger Berman Loan Advisers CLO 40 LLC Series 2021-40A Class A, 3 month U.S. LIBOR + 1.060% 1.3013% 4/16/33 (b)(c)(d)	455,000	452,457
Neuberger Berman Loan Advisers CLO, Ltd. Series 2021-26A Class BR, 3 month U.S. LIBOR + 1.400% 1.6413% 10/18/30 (b)(c)(d)	890,000	886,086
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 1.2413% 7/17/32 (b)(c)(d)	4,100,000	4,065,572
Nissan Auto Receivables Trust Series 2020-A Class A3, 1.38% 12/16/24	337,267	337,146
OCP CLO Ltd. Series 2014-7A Class A1RR, 3 month U.S. LIBOR + 1.120% 1.374% 7/20/29 (b)(c)(d)	2,530,000	2,521,441
OCP CLO Ltd. / OCP CLO LLC Series 2021-13A Class A2R, 1.7913% 7/15/30 (b)(c)	1,320,000	1,308,352
Octane Receivables Trust Series 2021-2A Class A, 1.21% 9/20/28 (b)	655,245	645,163
Palmer Square CLO, Ltd. Series 2021-3A Class A1AR, 3 month U.S. LIBOR + 1.080% 0.1855% 11/15/31 (b)(c)(d)	1,925,000	1,913,656
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 1.2796% 5/20/29 (b)(c)(d)	3,339,475	3,333,310
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 1.05% 4/15/30 (b)(c)(d)	4,210,000	4,208,998
Planet Fitness Master Issuer LLC Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,504,463	1,526,322
Santander Bank, N.A. Series 2021-1A Class B, 1.833% 12/15/31 (b)	266,682	264,360
Santander Consumer Auto Receivables Trust:
Series 2021-AA Class A2, 0.23% 11/15/23 (b)	2,056,028	2,054,805
1.57% 1/15/27 (b)	801,000	777,413
Santander Drive Auto Receivables Trust:
Series 2020-4 Class C, 1.01% 1/15/26	675,000	669,577
Series 2021-2 Class A2, 0.28% 4/15/24	1,768,882	1,768,522
Series 2021-3 Class A2, 0.29% 5/15/24	2,621,065	2,617,332
Series 2021-4:
Class A2, 0.37% 8/15/24	4,272,647	4,263,240
Class D, 1.67% 10/15/27	1,310,000	1,274,979
Series 2022-1 Class C, 2.56% 4/17/28	1,630,000	1,634,492
Santander Retail Auto Lease Trust:
Series 2019-B Class C, 2.77% 8/21/23 (b)	690,000	693,015
Series 2019-C:
Class B, 2.17% 11/20/23 (b)	495,000	497,186
Class C, 2.39% 11/20/23 (b)	830,000	834,226
Class D, 2.88% 6/20/24 (b)	870,000	876,781
Series 2020-A Class D, 2.52% 11/20/24 (b)	720,000	722,549
Series 2020-B Class A2, 0.42% 11/20/23 (b)	4,035,902	4,027,739
Series 2021-A:
Class A2, 0.32% 2/20/24 (b)	3,409,351	3,391,687
Class C, 1.14% 3/20/26 (b)	1,815,000	1,775,818
Series 2021-B Class A2, 0.31% 1/22/24 (b)	2,797,321	2,782,154
Series 2021-C:
Class A2, 0.29% 4/22/24 (b)	3,611,356	3,595,611
Class C, 1.11% 3/20/26 (b)	630,000	611,370
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	990,000	1,002,336
1.631% 5/15/51 (b)	495,000	476,182
1.884% 7/15/50 (b)	365,000	356,774
SG Residential Mortgage Trust Series 2019-3 Class A2, 2.877% 9/25/59 (b)	565,670	565,300
Sierra Receivables Funding Co. LLC:
Series 2019-1A Class A, 3.2% 1/20/36 (b)	141,074	142,938
Series 2019-2A Class A, 2.59% 5/20/36 (b)	865,410	862,110
Sierra Timeshare Receivables Funding LLC:
Series 2019-3A Class A, 2.34% 8/20/36 (b)	211,539	210,977
Series 2020-2A Class C, 3.51% 7/20/37 (b)	284,074	285,146
Series 2021-1A Class B, 1.34% 11/20/37 (b)	295,507	288,008
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.6728% 12/15/27 (b)(c)(d)	528,303	528,187
Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.7528% 12/15/25 (b)(c)(d)	575,625	575,020
SMB Private Education Loan Trust:
Series 2014-A Class A3, 1 month U.S. LIBOR + 1.500% 1.6911% 4/15/32 (b)(c)(d)	1,076,802	1,083,387
Series 2016-C Class A2B, 1 month U.S. LIBOR + 1.100% 1.2911% 9/15/34 (b)(c)(d)	603,602	606,371
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.720% 0.9111% 1/15/37 (b)(c)(d)	1,147,434	1,132,245
Series 2020-BA Class A1A, 1.29% 7/15/53 (b)	354,739	346,808
Series 2020-PTB Class A2A, 1.6% 9/15/54 (b)	2,269,395	2,227,685
Series 2021-B Class A, 1.31% 7/17/51 (b)	1,430,844	1,396,360
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.3013% 7/15/32 (b)(c)(d)	3,117,000	3,105,738
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 1.2613% 1/15/34 (b)(c)(d)	6,116,000	6,080,313
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.334% 4/20/33 (b)(c)(d)	465,000	460,681
Symphony Static CLO Ltd. Series 2021-1A Class B, 3 month U.S. LIBOR + 1.450% 1.5791% 10/25/29 (b)(c)(d)	1,385,000	1,375,299
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.4287% 11/18/30 (b)(c)(d)	4,292,000	4,267,501
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 1.1713% 7/15/30 (b)(c)(d)	4,588,000	4,558,596
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (b)	363,866	363,786
Class A3, 0.68% 12/20/23 (b)	2,527,000	2,516,337
Tesla Auto Lease Trust:
Series 2021-A Class A2, 0.36% 3/20/25 (b)	3,836,418	3,806,892
Series 2021-B Class A2, 0.36% 9/22/25 (b)	4,737,000	4,725,801
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (b)(c)	173,715	174,761
Series 2017-4 Class A1, 2.75% 6/25/57 (b)	140,545	141,052
Series 2019-1 Class A1, 3.6411% 3/25/58 (b)(c)	621,667	635,233
Toyota Auto Receivables Owner Trust Series 2020-C Class A3, 0.44% 10/15/24	9,135,991	9,087,117
Verizon Owner Trust Series 2020-A Class A1A, 1.85% 7/22/24	4,435,550	4,453,250
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	223,848	224,022
Series 2020-A Class A2, 0.27% 4/20/23	4,123,608	4,120,348
Volkswagen Auto Loan Enhanced Trust:
Series 2020-1 Class A4, 1.26% 8/20/26	545,000	542,455
Series 2021-1 Class A2, 0.49% 10/21/24	8,000,000	7,943,822
Volvo Financial Equipment LLC Series 2019-2A Class A3, 2.04% 11/15/23 (b)	1,317,173	1,322,052
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.1913% 4/17/30 (b)(c)(d)	4,486,000	4,470,178
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 0.4507% 8/20/29 (b)(c)(d)	2,892,085	2,887,416
World Omni Auto Receivables Trust:
Series 2019-C Class C, 2.4% 6/15/26	895,000	902,055
Series 2020-A Class C, 1.64% 8/17/26	480,000	476,882
Series 2020-C Class A2, 0.35% 12/15/23	783,508	783,118
Series 2021-D Class A2, 0.35% 12/16/24	4,626,000	4,602,337
Series 2022-A Class C, 2.55% 9/15/28	600,000	600,656
World Omni Automobile Lease Securitization Trust Series 2020-B Class A2, 0.32% 9/15/23	1,238,096	1,237,269
World Omni Select Auto Trust Series 2020-A:
Class B, 0.84% 6/15/26	510,000	506,569
Class C, 1.25% 10/15/26	585,000	578,770
TOTAL ASSET-BACKED SECURITIES (Cost $379,357,324)		376,960,946

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.2%
Angel Oak Mortgage Trust:
sequential payer:
Series 2019-4 Class A3, 3.301% 7/26/49 (b)	168,485	168,352
Series 2020-6 Class A1, 1.261% 5/25/65 (b)	313,336	308,058
Series 2021-1:
Class A1, 0.909% 1/25/66 (b)	785,740	770,010
Class A2, 1.115% 1/25/66 (b)	229,788	225,176
Series 2021-2 Class A1, 0.985% 4/25/66 (b)	634,977	624,248
Series 2019-2 Class M1, 4.065% 3/25/49 (b)	545,000	543,894
Series 2021-3 Class A1, 1.068% 5/25/66 (b)	499,731	490,745
Series 2021-6 Class A3, 1.714% 9/25/66 (b)	487,587	469,686
Angel Oak Mortgage Trust LLC:
sequential payer Series 2020-3 Class A1, 1.691% 4/25/65 (b)	465,842	462,149
Series 2020-3 Class A3, 2.872% 4/25/65 (b)(c)	755,466	752,464
Barclays Mortgage Loan Trust sequential payer Series 2021-NQM1 Class A1, 1.747% 9/25/51 (b)	1,283,729	1,256,185
Bayview MSR Opportunity Master Fund Trust sequential payer:
Series 2021-1 Class A5, 2.5% 12/25/51 (b)	907,835	888,306
Series 2021-5 Class A5, 2.5% 11/25/51 (b)	1,827,970	1,795,624
BINOM Securitization Trust sequential payer Series 2021-INV1:
Class A2, 2.37% 6/25/56 (b)	1,396,313	1,362,529
Class A3, 2.625% 6/25/56 (b)	438,059	427,540
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	826,224	814,386
BRAVO Residential Funding Trust sequential payer Series 2021-NQM3 Class A1, 1.699% 4/25/60 (b)	820,068	802,638
CIM Trust Series 2021-INV1 Class A8, 2.5% 7/1/51 (b)	453,161	445,142
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/50 (b)	251,932	251,814
Colt Funding LLC Series 2021-1 Class A2, 1.167% 6/25/66 (b)	592,611	574,980
COLT Funding LLC Series 2021-3 Class A3, 1.419% 9/27/66 (b)(c)	407,293	398,246
COLT Mortgage Loan Trust sequential payer Series 2020-3 Class A1, 1.506% 4/27/65 (b)	121,168	120,642
Connecticut Avenue Securities Trust floater:
Series 2022-R01 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.0487% 12/25/41 (b)(c)(d)	1,100,371	1,101,017
Series 2022-R02 Class 2M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.2487% 1/25/42 (b)(c)(d)	1,787,256	1,785,686
Deephaven Residential Mortgage Trust:
sequential payer Series 2020-2 Class A1, 1.692% 5/25/65 (b)	165,282	164,790
Series 2021-1 Class A2, 0.973% 5/25/65 (b)	165,246	160,984
Series 2021-2:
Class A1, 0.899% 4/25/66 (b)	266,644	258,593
Class A3, 1.26% 4/25/66 (b)	297,117	288,291
Ellington Financial Mortgage Trust:
Series 2019-2 Class A3, 3.046% 11/25/59 (b)	132,683	132,719
Series 2020-1 Class A1, 2.006% 5/25/65 (b)	339,614	338,957
Series 2020-2 Class A1, 1.178% 10/25/65 (b)	425,706	417,798
Series 2021-1:
Class A1, 0.797% 2/25/66 (b)	165,197	162,503
Class A3, 1.106% 2/25/66 (b)	137,664	135,224
Series 2021-2:
Class A1, 0.931% 6/25/66 (b)(c)	341,009	330,701
Class A3, 1.291% 6/25/66 (b)	329,767	318,566
Series 2021-3:
Class A1, 1.241% 9/25/66 (b)	455,323	441,641
Class A3, 1.55% 9/25/66 (b)	323,890	313,116
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.5998% 11/25/24 (b)(c)	4,457,000	4,456,997
Flagstar Mortgage Trust floater sequential payer Series 2020-1INV Class A11, 1 month U.S. LIBOR + 0.850% 1.0369% 3/25/50 (b)(c)(d)	285,426	285,271
FWD Securitization Trust sequential payer Series 2020-INV1 Class A1, 2.24% 1/25/50 (b)	676,188	673,663
Galton Funding Mortgage Trust:
sequential payer:
Series 2019-H1 Class M1, 3.339% 10/25/59 (b)	600,000	597,886
Series 2020-H1 Class M1, 2.832% 1/25/60 (b)	625,000	609,447
Series 2019-1:
Class A21, 4.5% 2/25/59 (b)	123,898	124,949
Class A32, 4% 2/25/59 (b)	62,630	62,977
Series 2020-H1 Class A1, 2.31% 1/25/60 (b)	171,196	170,407
GMRF Mortgage Acquisition Co., LLC Series 2018-1 Class A33, 3.5% 11/25/57 (b)	103,047	103,282
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.9476% 8/25/60 (b)(c)(d)	261,310	261,440
GS Mortgage Securities Trust sequential payer Series 2021-NQM1 Class A1, 1.017% 7/25/61 (b)	366,342	360,673
GS Mortgage-Backed Securites Trust:
sequential payer Series 2021-HP1 Class A6, 2.5% 1/25/52 (b)(c)	563,026	553,063
Series 2014-EB1A Class 2A1, 1.6251% 7/25/44 (b)(c)	9,505	9,430
Series 2021-GR2 Class A6, 2.5% 2/25/52 (b)(c)	1,005,785	988,616
GS Mortgage-Backed Securities Trust:
Series 2021-PJ5 Class A8, 2.5% 10/25/51 (b)(c)	1,333,448	1,306,518
Series 2022-GR1 Class A5, 2.5% 6/25/52 (b)	1,901,572	1,876,243
Homeward Opportunities Fund Trust sequential payer Series 2020-2 Class A1, 1.657% 5/25/65 (b)(c)	175,873	175,085
Hundred Acre Wood Trust Series 2021-INV1 Class A9, 2.5% 7/25/51 (b)(c)	904,500	888,495
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A3, 1.516% 9/25/56 (b)	578,339	559,917
J.P. Morgan Mortgage Trust Series 2020-INV1 Class A15, 3.5% 8/25/50 (b)	233,611	233,065
Mello Mortgage Capital Acceptance sequential payer Series 2021-INV3 Class A4, 2.5% 10/25/51 (b)	766,928	751,919
Metlife Securitization Trust Series 2017-1A Class A, 3% 4/25/55 (b)	212,971	214,651
MFRA Trust Series 2021-NQM2 Class A2, 1.317% 11/25/64 (b)	305,237	296,106
Mill City Mortgage Loan Trust Series 2017-2 Class A1, 2.75% 7/25/59 (b)	143,431	143,978
New Residential Mortgage Loan Trust:
sequential payer:
Series 2019-NQM5 Class A1, 2.7099% 11/25/59 (b)	445,272	445,826
Series 2020-NQM1 Class A1, 2.4641% 1/26/60 (b)	225,514	225,545
Series 2021-NQ1R Class A1, 0.9426% 7/25/55 (b)	609,488	604,106
Series 2021-INV1 Class A6, 2.5% 6/25/51 (b)	605,183	594,096
NMLT Trust sequential payer Series 2021-INV2:
Class A1, 1.162% 8/25/56 (b)	1,774,499	1,753,849
Class A3, 1.52% 8/25/56 (b)	457,346	442,064
OBX Trust:
floater Series 2020-EXP1 Class 2A2, 1 month U.S. LIBOR + 0.950% 1.1369% 2/25/60 (b)(c)(d)	294,002	293,935
sequential payer Series 2021-NQM3 Class A1, 1.054% 7/25/61 (b)	439,306	421,650
Series 2020-EXP1 Class 1A8, 3.5% 2/25/60 (b)(c)	421,921	423,621
Series 2020-EXP2:
Class A8, 3% 5/25/60 (b)	567,474	566,174
Class A9, 3% 5/25/60 (b)	139,602	139,283
Series 2020-INV1 Class A5, 3.5% 12/25/49 (b)	127,863	129,178
Oceanview Mortgage Trust sequential payer Series 2021-2 Class A5, 2.5% 6/25/51 (b)	908,977	892,892
Onslow Bay Financial LLC:
floater Series 2019-EXP2 Class 2A2, 1 month U.S. LIBOR + 1.200% 1.3869% 6/25/59 (b)(c)(d)	321,070	321,070
floater sequential payer Series 2019-EXP2 Class 2A1A, 1 month U.S. LIBOR + 0.900% 1.0869% 6/25/59 (b)(c)(d)	5,632	5,632
sequential payer:
Series 2021-J1 Class A4, 2.5% 5/25/51 (b)	1,020,031	1,000,706
Series 2021-NQM1:
Class A1, 1.072% 2/25/66 (b)	805,125	783,428
Class A2, 1.175% 2/25/66 (b)	428,584	416,123
PSMC Trust sequential payer:
Series 2021-1 Class A11, 2.5% 3/25/51 (b)(c)	1,426,290	1,408,525
Series 2021-2 Class A3, 2.5% 5/25/51 (b)	1,086,527	1,065,263
Residential Mortgage Loan Trust Series 2021-INV2 Class A7, 2.5% 9/25/51 (b)	1,739,913	1,708,038
Sequoia Mortgage Trust:
sequential payer Series 2018-CH2 Class A3, 4% 6/25/48 (b)	158,632	160,034
Series 2018-CH2 Class A21, 4% 6/25/48 (b)	70,787	71,353
Series 2018-CH3 Class A19, 4.5% 8/25/48 (b)	25,986	26,153
Series 2018-CH4 Class A2, 4% 10/25/48 (b)	39,516	39,633
SG Residential Mortgage Trust Series 2020-2 Class A1, 1.381% 5/25/65 (b)	249,008	248,266
Silverstone Master Issuer PLC floater Series 2022-1A Class 1A, U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.42% 1/21/70 (b)(c)(d)	10,000,000	9,983,430
Starwood Mortgage Residential Trust:
sequential payer Series 2019-INV1:
Class A1, 2.61% 9/27/49 (b)	19,956	19,971
Class A3, 2.916% 9/27/49 (b)	388,376	388,155
Series 2020-1 Class A2, 2.408% 2/25/50 (b)	467,069	466,720
Series 2021-2 Class A1, 0.943% 5/25/65 (b)	695,014	684,756
Series 2021-4 Class A1, 1.162% 8/25/56 (b)	1,448,595	1,405,124
Toorak Mortgage Corp. Series 2021-INV1 Class A2, 1.409% 7/25/56 (b)	276,453	265,979
Towd Point Mortgage Trust:
Series 2016-1 Class A3B, 3% 2/25/55 (b)	34,513	34,623
Series 2016-2 Class A1A, 2.75% 8/25/55 (b)	15,944	15,953
Series 2017-2 Class A1, 2.75% 4/25/57 (b)(c)	111,759	112,141
Series 2017-3 Class A1, 2.75% 7/25/57 (b)(c)	301,928	303,583
United Wholesale Mortgage LLC sequential payer Series 2021-INV2 Class A4, 2.5% 9/25/51 (b)	299,658	294,168
Verus Securitization Trust:
sequential payer:
Series 2019-INV3 Class A3, 3.1% 11/25/59 (b)	512,882	512,848
Series 2020-1 Class A3, 2.724% 1/25/60 (b)	630,698	629,809
Series 2020-2 Class A1, 2.226% 5/25/60 (b)	535,679	535,062
Series 2020-INV1 Class A1, 1.977% 3/25/60 (b)	244,378	242,994
Series 2019-3 Class A3, 3.04% 7/25/59 (b)	732,642	732,315
Series 2019-4 Class A3, 3% 11/25/59 (b)	250,927	250,890
Series 2019-INV2 Class A2, 3.117% 7/25/59 (b)	558,660	559,345
Series 2020-5 Class A3, 1.733% 5/25/65 (b)	218,633	215,083
Series 2021-1:
Class A2, 1.052% 1/25/66 (b)	312,752	308,705
Class A3, 1.155% 1/25/66 (b)	184,808	182,178
Series 2021-2 Class A1, 1.031% 2/25/66 (b)	438,521	431,948
Series 2021-5 Class A3, 1.373% 9/25/66 (b)	478,676	459,915
Series 2021-7 Class A1, 1.829% 10/25/66 (b)	1,746,459	1,710,704
Series 2021-R1 Class A2, 1.057% 10/25/63 (b)	173,789	172,459
Series 2021-R2 Class A1, 0.918% 2/25/64 (b)	472,812	468,809
Series 2022-1 Class A3, 3.288% 1/25/67 (b)	1,900,000	1,889,179
Vista Point Securitization Trust sequential payer Series 2020-2 Class A3, 2.496% 4/25/65 (b)	192,933	191,334
Wells Fargo Mortgage Backed Securities Trust:
Series 2021-INV2 Class A4, 2.5% 9/25/51 (b)	1,039,266	1,020,876
Series 2021-RR1 Class A3, 2.5% 12/25/50 (b)(c)	1,195,909	1,172,505
ZH Trust sequential payer Series 2021-1 Class A, 2.2525% 2/18/27 (b)	595,000	591,408
TOTAL PRIVATE SPONSOR		76,446,890
U.S. Government Agency - 0.2%
Fannie Mae Series 2017-90 Class KA, 3% 11/25/47	569,640	582,484
Fannie Mae Connecticut Avenue Securities floater:
Series 2017-C02 Class 2ED3, 1 month U.S. LIBOR + 1.350% 1.5369% 9/25/29 (c)(d)	71,950	72,462
Series 2017-C04 Class 2ED2, 1 month U.S. LIBOR + 1.100% 1.2869% 11/25/29 (c)(d)	1,278,361	1,276,133
Series 2017-C05 Class 1ED3, 1 month U.S. LIBOR + 1.200% 1.3869% 1/25/30 (c)(d)	425,319	424,856
Series 2018-C01 Class 1ED2, 1 month U.S. LIBOR + 0.850% 1.0369% 7/25/30 (c)(d)	754,228	749,541
FHLMC Structured Agency Credit Risk Debt Notes floater Series 2014-DN3 Class M3, 1 month U.S. LIBOR + 4.000% 4.1869% 8/25/24 (c)(d)	160,084	162,581
Freddie Mac planned amortization class Series 3713 Class PA, 2% 2/15/40	248,549	253,254
Freddie Mac STACR REMIC Trust:
floater:
Series 2020-DNA6 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.900% 0.9487% 12/25/50 (b)(c)(d)	40,152	40,147
Series 2021-DNA2 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.800% 0.8487% 8/25/33 (b)(c)(d)	379,559	379,113
Series 2021-DNA3 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.100% 2.1487% 10/25/33 (b)(c)(d)	690,000	686,062
Series 2021-DNA5 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.650% 1.6987% 1/25/34 (b)(c)(d)	440,000	432,273
Series 2021-DNA6 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.500% 1.5487% 10/25/41 (b)(c)(d)	575,000	555,040
Series 2021-DNA7 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.800% 1.8487% 11/25/41 (b)(c)(d)	555,000	534,188
Series 2021-HQA1 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.7487% 8/25/33 (b)(c)(d)	488,505	488,326
Series 2021-HQA3 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.850% 0.8987% 9/25/41 (b)(c)(d)	510,000	507,461
Series 2021-HQA4 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.950% 0.9987% 12/25/41 (b)(c)(d)	1,915,000	1,888,512
Series 2022-DNA2 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.300% 1.3487% 2/25/42 (b)(c)(d)	650,000	650,000
U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.6987% 1/25/51 (b)(c)(d)	44,187	44,184
Freddie Mac STACR Trust floater:
Series 18-HQA2 Class M1, 1 month U.S. LIBOR + 0.750% 0.9369% 10/25/48 (b)(c)(d)	64,207	64,207
Series 2018-DNA2:
Class M1, 1 month U.S. LIBOR + 0.800% 0.9869% 12/25/30 (b)(c)(d)	98,745	98,758
Class M2A/S, 1 month U.S. LIBOR + 0.950% 1.1369% 12/25/30 (b)(c)(d)	450,000	447,884
Series 2018-DNA3 Class M2A/S, 1 month U.S. LIBOR + 0.900% 1.0869% 9/25/48 (b)(c)(d)	550,205	549,371
Series 2018-HRP2 Class M2, 1 month U.S. LIBOR + 1.250% 1.4369% 2/25/47 (b)(c)(d)	304,493	304,682
Series 2019-HRP1 Class M2, 1 month U.S. LIBOR + 1.400% 1.5869% 2/25/49 (b)(c)(d)	591,242	592,763
Freddie Mac Whole Loan Securities Trust:
Series 2016-SC02 Class M1, 3.6621% 10/25/46 (c)	13,718	13,677
Series 2017-SC02 Class M1, 3.8426% 5/25/47 (b)(c)	66,404	67,181
TOTAL U.S. GOVERNMENT AGENCY		11,865,140
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $89,769,267)		88,312,030

Commercial Mortgage Securities - 1.7%
	Principal Amount (a)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class A, 1 month U.S. LIBOR + 1.150% 1.341% 4/15/34 (b)(c)(d)	595,000	581,768
Americold Realty Trust floater Series 2020-ICE5 Class B, 1 month U.S. LIBOR + 1.300% 1.4911% 11/15/37 (b)(c)(d)	1,705,489	1,684,129
Atrium Hotel Portfolio Trust floater Series 2017-ATRM Class A 1 month U.S. LIBOR + 0.930% 1.121% 12/15/36 (b)(c)(d)	1,395,000	1,377,495
Austin Fairmont Hotel Trust floater Series 2019-FAIR Class A, 1 month U.S. LIBOR + 1.050% 1.241% 9/15/32 (b)(c)(d)	615,000	608,092
BAMLL Commercial Mortgage Securities Trust floater:
Series 2021-JACX Class C, 1 month U.S. LIBOR + 2.000% 2.191% 9/15/38 (b)(c)(d)	805,000	793,507
Series 2022-DKLX Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.25% 1/15/39 (b)(c)(d)	1,014,000	1,005,272
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2018-DSNY Class A, 1 month U.S. LIBOR + 0.850% 1.041% 9/15/34 (b)(c)(d)	970,000	959,104
BANK Series 2019-BN19 Class A1, 2.263% 8/15/61	340,003	337,886
BCP Trust floater Series 2021-330N Class A, 1 month U.S. LIBOR + 0.790% 0.99% 6/15/38 (b)(c)(d)	500,000	492,618
Big Commercial Mortgage Trust floater Series 2022-BIG Class C, CME TERM SOFR 1 MONTH INDEX + 2.340% 2.3904% 2/15/39 (b)(c)(d)	410,000	406,947
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.941% 9/15/26 (b)(c)(d)	2,040,000	2,000,455
BPR Trust floater Series 2021-TY Class B, 1 month U.S. LIBOR + 1.150% 1.341% 9/15/38 (b)(c)(d)	780,000	768,282
BSREP Commercial Mortgage Trust floater Series 2021-DC Class D, 1 month U.S. LIBOR + 1.900% 2.092% 8/15/38 (b)(c)(d)	340,000	332,781
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 0.8811% 10/15/36 (b)(c)(d)	1,872,000	1,829,818
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.8433% 5/15/38 (b)(c)(d)	1,600,000	1,566,027
Series 2022-AHP Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.990% 1.04% 2/15/39 (b)(c)(d)	760,000	752,847
Series 2022-LP2 Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.0629% 2/15/39 (b)(c)(d)	2,598,000	2,571,992
BX Trust:
floater:
Series 2019-XL Class B, 1 month U.S. LIBOR + 1.080% 1.271% 10/15/36 (b)(c)(d)	382,500	379,124
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 1.042% 11/15/38 (b)(c)(d)	1,838,000	1,818,479
Series 2021-ARIA Class C, 1 month U.S. LIBOR + 1.640% 1.837% 10/15/36 (b)(c)(d)	590,000	576,707
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.8269% 10/15/26 (b)(c)(d)	1,715,000	1,676,355
Series 2021-SOAR Class D, 1 month U.S. LIBOR + 1.400% 1.591% 6/15/38 (b)(c)(d)	665,000	649,615
floater sequential payer Series 2021-SOAR Class A, 0.861% 6/15/38 (b)(c)	1,777,000	1,736,956
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.191% 4/15/34 (b)(c)(d)	2,135,000	2,111,002
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.111% 10/15/36 (b)(c)(d)	5,059,650	5,037,457
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1411% 11/15/36 (b)(c)(d)	1,033,000	1,020,053
Class D, 1 month U.S. LIBOR + 1.650% 1.8411% 11/15/36 (b)(c)(d)	1,545,000	1,515,874
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.311% 6/15/34 (b)(c)(d)	3,715,877	3,674,125
CIM Retail Portfolio Trust floater Series 2021-RETL Class A, 1 month U.S. LIBOR + 1.400% 1.592% 8/15/36 (b)(c)(d)	1,136,342	1,117,019
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (b)	2,157,000	2,166,833
Series 2015-GC27 Class AAB, 2.944% 2/10/48	2,998,677	3,027,380
Series 2013-375P Class C, 3.5176% 5/10/35 (b)(c)	560,000	557,777
COMM Mortgage Trust:
sequential payer Series 2013-300P Class A1, 4.353% 8/10/30 (b)	620,000	632,766
Series 2014-CR15 Class B, 4.6397% 2/10/47 (c)	920,000	949,776
Series 2014-CR19 Class AM, 4.08% 8/10/47	860,000	884,704
Series 2014-UBS2 Class B, 4.701% 3/10/47	915,000	938,360
Series 2015-CR22:
Class B, 3.926% 3/10/48 (c)	405,000	411,982
Class C, 4.1039% 3/10/48 (c)	740,000	747,578
Series 2020-CMB Class D, 3.6327% 2/10/37 (b)(c)	560,000	540,917
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.171% 5/15/36 (b)(c)(d)	5,485,000	5,440,955
Class C, 1 month U.S. LIBOR + 1.430% 1.621% 5/15/36 (b)(c)(d)	1,015,000	1,004,816
Class D, 1 month U.S. LIBOR + 1.600% 1.791% 5/15/36 (b)(c)(d)	780,000	772,174
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	446,398	435,701
Series 2020-NET Class D, 3.7042% 8/15/37 (b)(c)	985,000	959,290
CSAIL Commercial Mortgage Trust:
sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	670,000	690,097
Series 2019-C16 Class A1, 2.3595% 6/15/52	369,179	369,311
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.941% 7/15/32 (b)(c)(d)	4,189,000	4,084,274
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.893% 11/15/38 (b)(c)(d)	2,555,000	2,502,296
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.272% 7/15/38 (b)(c)(d)	857,721	849,472
Class C, 1 month U.S. LIBOR + 1.700% 1.892% 7/15/38 (b)(c)(d)	810,015	800,359
Fontainebleau Miami Beach Trust Series 2019-FBLU Class B, 3.447% 12/10/36 (b)	1,075,000	1,072,613
GCT Commercial Mortgage Trust floater Series 2021-GCT Class A, 1 month U.S. LIBOR + 0.800% 0.991% 2/15/38 (b)(c)(d)	555,000	553,197
Great Wolf Trust floater Series 2019-WOLF:
Class A, 1 month U.S. LIBOR + 1.030% 1.225% 12/15/36 (b)(c)(d)	1,906,000	1,880,956
Class C, 1 month U.S. LIBOR + 1.630% 1.824% 12/15/36 (b)(c)(d)	600,000	589,469
GS Mortgage Securities Corp. Trust floater Series 2021-ROSS Class B, 1 month U.S. LIBOR + 1.600% 1.792% 5/15/26 (b)(c)(d)	685,000	676,100
GS Mortgage Securities Trust floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 1.141% 10/15/36 (b)(c)(d)	1,087,000	1,075,391
Intown Hotel Portfolio Trust Series 2018-STAY:
Class A, 1 month U.S. LIBOR + 1.100% 1.292% 1/15/33 (b)(c)(d)	245,000	244,073
Class C, 1 month U.S. LIBOR + 1.650% 1.842% 1/15/33 (b)(c)(d)	205,000	204,224
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2020-609M:
Class B, 1 month U.S. LIBOR + 1.770% 1.962% 10/15/33 (b)(c)(d)	995,000	975,049
Class C, 1 month U.S. LIBOR + 2.170% 2.362% 10/15/33 (b)(c)(d)	805,000	784,827
JPMorgan Chase Commercial Mortgage Securities Trust floater:
Series 2018-GW Class A, 1 month U.S. LIBOR + 0.800% 0.991% 5/15/35 (b)(c)(d)	2,440,000	2,412,592
Series 2019-BKWD:
Class A, 1 month U.S. LIBOR + 1.000% 1.191% 9/15/29 (b)(c)(d)	1,644,659	1,628,122
Class B, 1 month U.S. LIBOR + 1.350% 1.541% 9/15/29 (b)(c)(d)	1,830,000	1,797,836
Class C, 1 month U.S. LIBOR + 1.600% 1.791% 9/15/29 (b)(c)(d)	575,000	562,011
KKR Industrial Portfolio Trust floater Series 2021-KDIP Class D, 1 month U.S. LIBOR + 1.250% 1.4411% 12/15/37 (b)(c)(d)	198,750	194,021
KNDR Trust floater Series 2021-KIND Class C, 1 month U.S. LIBOR + 1.750% 1.941% 8/15/38 (b)(c)(d)	980,000	959,119
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (b)(c)(d)	1,631,730	1,599,039
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.891% 7/15/38 (b)(c)(d)	907,000	887,742
MHC Commercial Mortgage Trust floater Series 2021-MHC Class B, 1 month U.S. LIBOR + 1.100% 1.292% 4/15/38 (b)(c)(d)	710,000	699,337
MHC Trust floater Series 2021-MHC2 Class B, 1 month U.S. LIBOR + 1.100% 1.291% 5/15/23 (b)(c)(d)	660,000	638,516
Morgan Stanley BAML Trust Series 2014-C18 Class A/S, 4.11% 10/15/47	370,000	379,512
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 1.041% 8/15/33 (b)(c)(d)	4,683,624	4,651,666
Series 2019-NUGS Class D, 1 month U.S. LIBOR + 1.800% 3.3% 12/15/36 (b)(c)(d)	510,000	503,206
sequential payer Series 2014-150E Class A, 3.912% 9/9/32 (b)	1,325,000	1,356,778
Series 2019-MEAD Class D, 3.1771% 11/10/36 (b)(c)	1,150,000	1,097,575
New Orleans Hotel Trust floater Series 2019-HNLA Class B, 1 month U.S. LIBOR + 1.289% 1.4797% 4/15/32 (b)(c)(d)	1,585,000	1,555,180
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 0.675% 10/15/36 (b)(c)(d)	4,110,000	3,949,071
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 0.992% 4/15/36 (b)(c)(d)	650,000	641,032
Shelter Growth CRE Issuer Ltd. floater Series 2021-FL3 Class A, 1 month U.S. LIBOR + 1.080% 1.2711% 9/15/36 (b)(d)	524,897	521,481
Slide floater Series 2018-FUN Class D, 1 month U.S. LIBOR + 2.100% 2.291% 6/15/31 (b)(c)(d)	761,362	740,295
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 0.9219% 11/15/38 (b)(c)(d)	1,753,000	1,717,893
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9127% 4/10/46 (b)(c)(d)	2,917,076	2,905,915
Vista Point Securitization Trust sequential payer Series 2020-1 Class A1, 1.763% 3/25/65 (b)	534,191	533,579
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2 Class A2, 3.02% 7/15/58	275,793	276,724
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $110,040,615)		108,412,745

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Chicago Transit Auth. Series 2020 B:
1.708% 12/1/22	40,000	40,089
1.838% 12/1/23	35,000	34,941
2.064% 12/1/24	105,000	104,409
Connecticut Gen. Oblig. Series A:
1.998% 7/1/24	285,000	286,487
2% 7/1/23	115,000	115,911
2.098% 7/1/25	190,000	190,419
Dallas Fort Worth Int'l. Arpt. Rev. Series 2020 C, 1.329% 11/1/25	245,000	238,213
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A1, 1.711% 6/1/24	800,000	789,389
Houston Arpt. Sys. Rev. Series 2020 C:
0.883% 7/1/22	70,000	70,051
1.054% 7/1/23	120,000	119,365
1.272% 7/1/24	400,000	393,595
Illinois Gen. Oblig. Series 2020 A, 2.25% 10/1/22	1,640,000	1,647,819
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 C, 0.764% 3/1/23	360,000	358,970
TOTAL MUNICIPAL SECURITIES (Cost $4,405,305)		4,389,658

Bank Notes - 0.4%
	Principal Amount (a)	Value ($)
Capital One NA 2.15% 9/6/22	1,370,000	1,377,694
First Republic Bank 1.912% 2/12/24 (c)	4,071,000	4,064,043
PNC Bank NA:
2.875% 6/29/22	12,000,000	12,054,418
2.95% 1/30/23	695,000	704,507
Truist Bank 1.25% 3/9/23	7,000,000	6,988,860
TOTAL BANK NOTES (Cost $25,216,192)		25,189,522

Commercial Paper - 1.1%
	Principal Amount (a)	Value ($)
Enel Finance America LLC:
yankee 0.37% 7/11/22	7,000,000	6,976,389
0.4% 8/11/22	5,000,000	4,976,995
General Motors Financial Co., Inc.:
0.38% 3/21/22	5,000,000	4,998,571
0.4% 3/28/22	5,000,000	4,997,912
0.45% 3/22/22	5,000,000	4,998,481
HSBC U.S.A., Inc. 0.33% 10/4/22	5,000,000	4,967,149
National Bank of Canada yankee 0.22% 8/30/22 (c)(d)	8,000,000	7,999,146
NatWest Markets PLC yankee 0.35% 4/19/22	10,000,000	9,992,597
Sempra Energy 1% 5/23/22	10,000,000	9,981,520
Thermo Fisher Scientific, Inc. 0.51% 6/1/22	8,000,000	7,983,550
Viatris, Inc. 0.68% 4/26/22	5,000,000	4,993,398
TOTAL COMMERCIAL PAPER (Cost $72,924,097)		72,865,708

Short-Term Funds - 60.5%
	Shares	Value ($)
Short-Term Funds - 60.5%
Baird Short-Term Bond Fund - Institutional Class	17,868,967	171,542,088
Baird Ultra Short Bond Fund Institutional Class	40,808,874	408,904,920
BlackRock Low Duration Bond Portfolio Investor A Shares	26,290,345	247,917,949
Fidelity SAI Short-Term Bond Fund (g)	24,086,798	236,050,621
iShares Floating Rate Bond ETF (h)	1,477,153	74,847,343
iShares Short Maturity Bond ETF (h)	4,526,102	225,083,052
iShares Short Treasury Bond ETF (h)(i)	3,199,074	352,825,871
iShares Ultra Short-Term Bond ETF (h)	2,934,817	147,591,947
JPMorgan Ultra-Short Income ETF	5,544,764	279,262,039
Metropolitan West Low Duration Bond Fund - Class M	28,905,864	251,770,075
PIMCO Enhanced Low Duration Active ETF	747,550	74,276,568
PIMCO Enhanced Short Maturity Active ETF (h)	3,163,695	319,659,743
PIMCO Short-Term Fund Institutional Class	86,165,158	837,525,325
T. Rowe Price Ultra Short-Term Bond Fund	56,663,317	283,883,217

TOTAL SHORT-TERM FUNDS (Cost $3,929,332,940)		3,911,140,758

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (j)	92,713,212	92,731,755
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (g)(k)	71,497,562	71,497,562
Fidelity Securities Lending Cash Central Fund 0.07% (j)(l)	90,689,820	90,698,889
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (k)	8,406,539	8,406,539
TOTAL MONEY MARKET FUNDS (Cost $263,329,771)		263,334,745

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $6,605,633,189)	6,572,864,775
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(114,008,117)
NET ASSETS - 100.0%	6,458,856,658

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	489	Jun 2022	105,245,789	166,406	166,406
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	17	Jun 2022	2,402,578	21,110	21,110

TOTAL PURCHASED					187,516

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	6	Jun 2022	764,625	(4,976)	(4,976)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	86	Jun 2022	10,172,188	(44,466)	(44,466)

TOTAL SOLD					(49,442)

TOTAL FUTURES CONTRACTS					138,074
The notional amount of futures purchased as a percentage of Net Assets is 1.6%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $813,610,015 or 12.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $474,037.
(g)	Affiliated Fund
(h)	Security or a portion of the security is on loan at period end.
(i)	Non-income producing
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	140,618,356	545,519,476	593,406,077	40,763	-	-	92,731,755	0.2%
Fidelity Securities Lending Cash Central Fund 0.07%	83,337,814	1,458,688,526	1,451,327,451	92,874	-	-	90,698,889	0.2%
Total	223,956,170	2,004,208,002	2,044,733,528	133,637	-	-	183,430,644

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	367,658,318	242,540,171	538,700,927	18,471	-	-	71,497,562
Fidelity SAI Short-Term Bond Fund	285,020,885	919,594	44,121,036	919,302	(761,480)	(5,007,342)	236,050,621
	652,679,203	243,459,765	582,821,963	937,773	(761,480)	(5,007,342)	307,548,183

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Bank Notes and Commercial Paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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